SEGMENT INFORMATION - Reconciliation of Adjusted EBIT to Net Income for Industrial Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Net income (loss)	$ (438)	$ 1,454	$ 1,099
Income tax benefit (expense)	50	271	(417)
Restructuring expenses	49	109	61
Goodwill impairment charge	585	0	0
Pre-tax gain from amortization of benefits modification	$ 119	119	80
Amortization period of deferred reduction to retirement benefits payable	4 years 6 months
Reduction of plan liability	$ (527)
Unallocated items, eliminations, and other
Segment Reporting Information [Line Items]
Adjusted EBIT of Industrial Activities	(268)	(145)	(247)
Industrial Activities | Operating segments
Segment Reporting Information [Line Items]
Adjusted EBIT of Industrial Activities	552	1,390	1,585
Net income (loss)	(488)	1,183	1,516
Interest expense of Industrial Activities, net of interest income and eliminations	(244)	(282)	(368)
Foreign exchanges (gains) losses, net of Industrial Activities	(45)	(56)	(171)
Finance and non-service component of Pension and OPEB costs	(14)	(58)	15
Restructuring expenses	(49)	(105)	(61)
Goodwill impairment charge	(585)	0	0
Other discrete items of Industrial Activities	(569)	(187)	0
Nikola investment fair value adjustment	134	0	0
Pre-tax gain from amortization of benefits modification	$ 119	119	80
Amortization period of deferred reduction to retirement benefits payable	4 years 6 months
Reduction of plan liability	$ 527	527
Pre-tax non-cash settlement charge	124	112
Other asset optimization charges		165
Agriculture
Segment Reporting Information [Line Items]
Goodwill impairment charge	0
Agriculture | Operating segments
Segment Reporting Information [Line Items]
Adjusted EBIT of Industrial Activities	880	897	1,036
Construction
Segment Reporting Information [Line Items]
Restructuring expenses	9	18
Goodwill impairment charge	585
Construction | Operating segments
Segment Reporting Information [Line Items]
Adjusted EBIT of Industrial Activities	(184)	51	91
Commercial and Specialty Vehicles
Segment Reporting Information [Line Items]
Goodwill impairment charge	0
Commercial and Specialty Vehicles | Operating segments
Segment Reporting Information [Line Items]
Adjusted EBIT of Industrial Activities	(109)	224	299
Powertrain
Segment Reporting Information [Line Items]
Restructuring expenses	16	7
Goodwill impairment charge	0
Powertrain | Operating segments
Segment Reporting Information [Line Items]
Adjusted EBIT of Industrial Activities	233	363	406
Financial Services
Segment Reporting Information [Line Items]
Goodwill impairment charge	0
Financial Services | Operating segments
Segment Reporting Information [Line Items]
Net income (loss)	249	361	385
Income tax benefit (expense)	$ (83)	$ (120)	$ (131)